Revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	$ 2,658	$ 2,708	$ 2,468
Europe
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	781	821	880
North America
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	757	793	621
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	606	631	591
Central America, South America, Africa
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	514	463	376
Tech and Games
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,121	1,181	1,148
Communications and Media
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	661	645	580
eCommerce and FinTech
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	256	286	292
Healthcare
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	190	159	58
Banking, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	157	150	159
All others
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	$ 273	$ 287	$ 231